SCHEDULE OF COMMON STOCK ISSUED AND OUTSTANDING (Details) - shares		3 Months Ended	8 Months Ended	12 Months Ended
		Mar. 31, 2025	Jul. 08, 2024	Dec. 31, 2024	Mar. 07, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Stardust Power rollover equity		47,736,279		41,499,772
Total shares issued		57,650,480		47,736,279
Total shares outstanding		57,650,480	47,736,650	47,736,279
Warrant outstanding		10,430,800		10,430,800
Private Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Warrant outstanding			5,566,667		5,566,667
Global Partner Acquisition Corp II [Member]
Restructuring Cost and Reserve [Line Items]
Stardust Power rollover equity	[1],[2]		42,393,905
Total shares issued			47,736,650
Total shares outstanding			47,736,650
Global Partner Acquisition Corp II [Member] | Public Share Holders [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued during the period	[3],[4]		137,427
Global Partner Acquisition Corp II [Member] | Sponsor [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued during the period	[5],[6]		4,000,000
Global Partner Acquisition Corp II [Member] | Private Placement Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued during the period	[7]		1,077,541
Global Partner Acquisition Corp II [Member] | Non Redemption Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued during the period	[8]		127,777

[1]	Includes (i) 894,132 shares of Combined Company Common Stock issued in exchange for shares of Legacy Stardust Power Common Stock with the conversion of the SAFE notes and convertible equity agreements and (ii) 41,499,772 shares of Combined Company Common Stock issued in accordance with the Business Combination Agreement underlying the Exchanged Company Restricted Common Stock.
[2]	Includes eight shareholders, whose shares are not subject to lock-up or transfer restrictions.
[3]	Excludes 4,999,929 Public Warrants that converted automatically into a whole warrant exercisable for one share of Common Stock.
[4]	Reflects the reclassification of $1,564,086 of cash held in trust account, after reversal of redemptions of 2,877 shares at $11.38 per share, post June 30, 2024, resulting in a net increase of $1,564,086, net of redemptions, in cash.
[5]	Excludes 5,566,667 Private Placements Warrants that converted automatically into a whole warrant exercisable for one share of Common Stock.
[6]	Includes 1,000,000 Sponsor Earnout Shares (as defined in the Business Combination Agreement). While the Earnout Shares are legally issued, they are subject to forfeiture based on vesting conditions not being met. (See Note 17).
[7]	Reflects the receipt of $10,075,002 of PIPE proceeds resulting in issuance of 1,077,541 shares with the corresponding impact of $108 in Combined Company Common Stock and the balance impact being booked to additional paid-in capital.
[8]	Includes 127,777 shares of Combined Company Common Stock issued to GPAC II shareholders entering into NRAs.